Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 17,149,463	$ 14,538,566
Less: accumulated depreciation	(4,857,249)	(4,152,824)
Total	12,292,214	10,385,742
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	9,881,158	7,620,784
Machinery equipment and tools [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	6,863,743	6,244,008
Electronic devices [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	125,669	96,866
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	33,438	21,054
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	245,455	324,888
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		$ 230,966